Employee benefits (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Employee Benefits [Line Items]
Present value of projected benefit obligation at the end of the year	₨ 145,108	₨ 131,687
Funded status of the plans	(25,498)	(32,567)	₨ (20,712)	₨ (35,589)
Recognized (asset) / liability	₨ 119,610	₨ 99,120